SHAREHOLDERS' EQUITY - Schedule of stock option activity and related information (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares shares
Equity [Abstract]
Number of options, outstanding at the beginning of the year | shares	306,200
Weighted average exercise price, outstanding at the beginning of the year | $ / shares	$ 12.64
Weighted average remaining contractual term (in years)	3 years 3 months 18 days
Aggregate intrinsic value, outstanding | $	$ 80
Number of options, outstanding at the end of the year | shares	228,213
Weighted average exercise price, outstanding at the end of the year | $ / shares	$ 13.71
Weighted average remaining contractual term (in years)	3 years 1 month 28 days
Aggregate intrinsic value, outstanding | $	$ 0
Number of options, exercisable at the end of the year | shares	141,359
Weighted average exercise price, Option exercisable at the end of the year | $ / shares	$ 15.31
Weighted average remaining contractual term, Options exercisable at the end of the year (in years)	1 year 8 months 15 days
Aggregate intrinsic value, options exercisable at the end of the year | $	$ 0
Changes during the year:
Number of options, Granted | shares	11,750
Weighted average exercise price, Granted | $ / shares	$ 10.05
Number of options, Exercised | shares	(32,437)
Weighted average exercise price, Exercised | $ / shares	$ 7.76
Number of options, Forfeited | shares	(57,300)
Weighted average exercise price, Forfeited | $ / shares	$ 10.61